Pre-IPO Preferred Shares - Deemed dividends to shareholders of Pre-IPO Preferred Shares (Details) ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2017 USD ($) shares	May 31, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)
Preferred shares
Deemed dividend | ¥			¥ 129,244	¥ 113,151
Pre-IPO Series C Preferred Shares
Preferred shares
Redesignated shares sold to new investors (in shares)	(11,301,189)	(11,301,189)	11,301,189
Pre-IPO Series D1 Preferred Shares
Preferred shares
Redesignated shares sold to new investors (in shares)	11,301,189	11,301,189	11,301,189
Price paid for converted shares after redesignation	$ 70.0	¥ 480,400